(14) PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Land	Reservoirs, dams and water mains	Buildings, construction and improvements	Machinery and equipment	Vehicles	Furniture and fittings	In progress	Total
At December 31, 2016	176,145	1,394,162	1,153,220	6,655,391	76,217	7,562	250,302	9,712,998
Historical cost	206,330	2,060,191	1,652,934	9,066,408	106,920	21,507	250,302	13,364,592
Accumulated depreciation	(30,185)	(666,028)	(499,714)	(2,411,017)	(30,704)	(13,945)	-	(3,651,594)

Additions	-	-	-	772	2,978	-	753,137	756,887
Disposals	(22)	(132)	(140)	(32,336)	(2,248)	(635)	(8,332)	(43,845)
Transfers	2,950	400	154,737	574,944	20,434	1,484	(754,948)	-
Transfers from/to other assets - cost	(1,893)	6,393	(154,880)	98,579	(126)	(330)	11,033	(41,224)
Depreciation	(8,004)	(79,276)	(59,736)	(431,393)	(18,055)	(1,332)	-	(597,795)
Write-off of depreciation	2	124	120	9,529	1,379	387	-	11,540
Transfers from/to other assets - depreciation	(683)	(2,413)	1,930	9,690	(8)	108	-	8,624
Business combination	-	-	-	-	(4,800)	-	-	(4,800)
Imparment	-	-	(474)	(14,787)	-	-	-	(15,261)

At December 31, 2017	168,494	1,319,257	1,094,777	6,870,389	75,771	7,245	251,192	9,787,125
Historical cost	207,365	2,066,850	1,652,178	9,693,512	122,540	22,026	251,192	14,015,662
Accumulated depreciation	(38,870)	(747,593)	(557,400)	(2,823,123)	(46,769)	(14,782)	-	(4,228,537)

Additions	-	-	-	-	-	-	296,165	296,165
Disposals	(8)	-	(7,908)	(16,434)	(3,517)	(31)	(8,478)	(36,376)
Transfers	20,181	151,754	41,464	101,468	12,250	793	(327,908)	-
Transfers from/to other assets - cost	(2,755)	-	(100,720)	106,775	-	6	(6,584)	(3,279)
Depreciation	(8,082)	(79,237)	(61,540)	(432,524)	(19,402)	(546)	-	(601,329)
Write-off of depreciation	2	-	-	8,180	2,032	44	-	10,259
Transfers from/to other assets - depreciation	(994)	-	20,714	(22,706)	(2)	-	-	(2,987)
Others	-	-	15	645	-	-	6,373	7,033

At December 31, 2018	176,839	1,391,775	986,800	6,615,793	67,135	7,512	210,760	9,456,614
Historical cost	224,783	2,218,604	1,585,723	9,905,396	131,549	23,039	210,760	14,299,854
Accumulated depreciation	(47,944)	(826,829)	(598,923)	(3,289,603)	(64,415)	(15,527)	-	(4,843,240)

Additions	-	-	-	-	-	-	301,459	301,459
Disposals	-	(5)	(31,080)	(31,033)	(33,045)	-	(8)	(95,171)
Transfers	603	15,882	51,413	111,804	7,358	449	(187,510)	-
Transfers from/to other assets - cost	(1,333)	(8,249)	(6,952)	12,987	-	(40)	1,924	(1,662)
Depreciation	(8,880)	(84,660)	(61,634)	(446,046)	(17,156)	(851)	-	(619,228)
Write-off of depreciation	-	5	2,231	17,616	21,846	-	-	41,698

At December 31, 2019	167,228	1,314,749	940,779	6,281,123	46,136	7,070	326,625	9,083,710
Historical cost	224,053	2,226,232	1,599,104	9,999,155	105,863	23,447	326,625	14,504,478
Accumulated depreciation	(56,825)	(911,483)	(658,325)	(3,718,031)	(59,727)	(16,377)	-	(5,420,768)

Average depreciation rate 2019	3.86%	3.89%	3.94%	4.54%	13.77%	5.80%
Average depreciation rate 2018	3.86%	3.65%	3.96%	4.45%	13.89%	3.70%
Average depreciation rate 2017	3.86%	3.93%	3.69%	4.53%	13.09%	8.31%